Risk Management and Financial Instruments - Available for Sale and Balance Sheet Presentation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total derivatives 1, 2
Derivative Assets	$ 527
Total derivatives 1, 2	(25)
Total trading activity
Total derivatives 1, 2
Derivative Assets	188
Derivative Liabilities	(219)	$ (552)
Total derivatives 1, 2	(31)
LMCI Restricted Investments
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized (losses) gains	(1)	8
Net realized (losses)/ gains	(2)	(5)
Other current assets | Commodity contract
Total derivatives 1, 2
Derivative Assets	527
Other current assets | Commodity contract | Commodities
Total derivatives 1, 2
Derivative Assets	188
Accounts payable and other | Commodity contract
Total derivatives 1, 2
Derivative Liabilities	(552)
Accounts payable and other | Commodity contract | Commodities
Total derivatives 1, 2
Derivative Liabilities	(219)
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing within 1 year	0	1
Maturing within 1-5 years	0	0
Maturing within 5-10 years	0	0
Maturing after 10 years	80	78
Fair value of securities	$ 80	$ 79